Note 5 - Accounts Payable and Accrued Liabilities - Accounts Payable and Accrued Liabilities (Details) - CAD ($)	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Statement Line Items [Line Items]
Trade payables	$ 1,101,757	$ 884,741	$ 603,002
Advance royalty payable	301,967	313,001	261,685
Accrued liabilities	91,484	311,004	68,778
Due to related parties (Note 9)	86,980	112,975	99,027
Trade payables	1,582,188	1,621,721	1,032,492
Rounding [member]
Statement Line Items [Line Items]
Trade payables	$ 1,582,188	$ 1,621,721	$ 1,032,492